SHARE-BASED PAYMENTS - Schedule of Shares under CFO Buyout (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019 shares
CFO Buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, period start (in shares)	686,085	1,810,712
Granted (in shares)			4,086,632
Exercised (in shares)	(686,085)	(1,124,627)
Outstanding, period end (in shares)	0	686,085
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, period start (in shares)	7,444,787	0
Granted (in shares)	0	8,301,708
Exercised (in shares)	(859,340)	(856,921)
Outstanding, period end (in shares)	6,585,447	7,444,787